BALANCE SHEET COMPONENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Amortization	$ 0.3	$ 0.4	$ 5.0
Depreciation	$ 56.5	$ 41.8	$ 42.3